CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
CASH FLOW INFORMATION
CASH FLOW INFORMATION

NOTE 25 - CASH FLOW INFORMATION

Movement in net debt for the year ended 31 December 2022, 2021 and 2020 is as follows;

2022	Lease liabilities	Bank borrowings	Total

1 January	347,019	317,343	664,362

Increase in lease liabilities	212,948	—	212,948
Acquisition of subsidiary	623	—	623
Cash inflows	—	944,695	944,695
Cash outflows	(200,850)	(1,168,333)	(1,369,183)
Other non-cash movements(*)	77,906	23,289	101,195
Monetary gain/(loss)	(175,279)	(93,021)	(268,300)
31 December	262,367	23,973	286,340

Less: cash and cash equivalents			(5,266,008)

Net debt/(cash)			(4,979,668)

2021	Lease liabilities	Bank borrowings	Total

1 January	322,021	776,658	1,098,679

Increase in lease liabilities	302,109	—	302,109
Cash inflows	—	3,537,817	3,537,817
Cash outflows	(153,350)	(3,866,246)	(4,019,596)
Other non-cash movements(*)	39,917	16,599	56,516
Monetary gain/(loss)	(163,678)	(147,485)	(311,163)
31 December	347,019	317,343	664,362

Less: cash and cash equivalents			(6,264,371)

Net debt/(cash)			(5,600,009)

2020	Lease liabilities	Bank borrowings	Total

1 January	148,381	48,615	196,996

Increase in lease liabilities	229,531	—	229,531
Cash inflows	—	3,897,056	3,897,056
Cash outflows	(140,471)	(3,141,788)	(3,282,259)
Other non-cash movements(*)	48,202	35,252	83,454
Monetary gain/(loss)	36,378	(62,477)	(26,099)
31 December	322,021	776,658	1,098,679

Less: cash and cash equivalents			(1,324,792)

Net debt/(cash)			(226,113)
(*)	Other non-cash movements consist of interest accrual and disposals and bank borrowings.